Consolidated statement of comprehensive income (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated statement of comprehensive income
Tax on fair value movements on cash flow hedges	£ 4	£ 0
Tax on reclassification of cash flow hedges to the income statement	£ 9	£ 8